Contingencies, letters of credit and other commitments - Additional Information (Details) - USD ($)	Dec. 22, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Outstanding letter of credit		$ 106,200,000	$ 66,800,000
Purchase commitments		62,300,000	149,800,000
Purchase order for leases		$ 44,400,000	$ 13,900,000
Cash per common share	$ 8.3
Assumption of outstanding debt, net of cash and estimated transaction fees and expenses	$ 1,100,000,000